Fair Value Measurements (Details 1) - Interest Rate Swap [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	¥ 0	¥ 3,733	¥ 13,557
Total realized and unrealized losses Included in earnings	0	81	103
Total realized and unrealized losses Included in other comprehensive income	0	0	0
Settlement	0	(3,814)	(9,927)
Balance at the end of the period	0	0	3,733
Total gain included in earnings attributable to other current liabilities and accrued expenses held	¥ 0	¥ (3,733)	¥ (9,824)